CERTIFICATION OF
                         STRONG ASIA PACIFIC FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                            STRONG ASIA PACIFIC FUND


STRONG ASIA PACIFIC FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Asia Pacific Fund's Prospectus and Statement of Additional Information each dated May 1, 2002, filed by the Registrant pursuant to Post-Effective Amendment No. 16 (File No. 33-70762; 811-8098), which was filed with the Securities and Exchange Commission on April 29, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Asia Pacific Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG ASIA PACIFIC FUND, INC.



                                              /S/ GILBERT L. SOUTHWELL III
                                            ------------------------------------
                                            By: Gilbert L. Southwell III
                                            Title: Assistant Secretary


Dated: May 6, 2002